Interest and similar income and expenses and Income of financial assets and liabilities at fair value through profit or loss - Summary of Interest and similar income (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Interest Income [Line Items]
Interest and similar income	R$ 129,253	R$ 114,369	R$ 118,151
Compulsory deposits in the Central Bank of Brazil [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	3,613	2,242	4,734
Interbank deposits [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	1,203	1,102	1,173
Securities purchased under agreements to resell [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	9,812	9,832	16,197
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	17,193	18,089	11,386
Financial assets at amortized cost [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	4,820	3,629	2,582
Loan operations [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	92,789	79,503	81,046
Other financial assets [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	R$ (177)	R$ (28)	R$ 1,033